Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Other assets [abstract]
Schedule of other assets
Other assets by type
	2020	2019
Net defined benefit assets	725	709
Investment properties	20	46
Property development and obtained from foreclosures	72	98
Accrued assets	781	783
Amounts to be settled	2,215	2,835
Other	2,079	2,546
	5,893	7,018